Financial risk management (Details) - Schedule of main assets and liabilities that are measured at fair value, as well as the level of hierarchy - BRL (R$) R$ in Thousands		Jun. 30, 2022	Jun. 30, 2021
Book value [Member]
Noncurrent
Total		R$ 2,588,263	R$ 2,735,663
Fair value [Member]
Noncurrent
Total		4,950,203	5,227,403
Significant observable data (Level 2) [Member]
Noncurrent
Total		267,659	153,885
Quoted Prices in Active Markets (Level 1) [Member]
Noncurrent
Total		561,265	1,028,430
Significant non- observable data (Level 3) [Member]
Noncurrent
Total		4,121,279	4,045,088
Financial liabilities measured at amortized cost [Member] | Book value [Member]
Current
Transactions with related parties			5,568
Non-current
Transactions with related parties		7,472	2,519
Loans, financing and debentures (a)	[1]	329,630	341,135
Current
Trade payables		80,426	75,224
Loans, financing and debentures (a)	[1]	123,411	322,046
Financial liabilities measured at amortized cost [Member] | Fair value [Member]
Current
Transactions with related parties			5,568
Non-current
Transactions with related parties		7,472	2,519
Loans, financing and debentures (a)	[1]	323,608	341,135
Current
Trade payables		80,426	75,224
Loans, financing and debentures (a)	[1]	92,651	322,046
Financial liabilities measured at amortized cost [Member] | Significant observable data (Level 2) [Member]
Current
Transactions with related parties			5,568
Non-current
Transactions with related parties		7,472	2,519
Loans, financing and debentures (a)	[1]	323,608	341,135
Current
Trade payables		80,426	75,224
Loans, financing and debentures (a)	[1]	92,651	322,046
Financial liabilities measured at amortized cost [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Non-current
Loans, financing and debentures (a)	[1]
Current
Loans, financing and debentures (a)	[1]
Financial liabilities measured at amortized cost [Member] | Significant non- observable data (Level 3) [Member]
Non-current
Loans, financing and debentures (a)	[1]
Current
Loans, financing and debentures (a)	[1]
Financial liabilities measured at fair value through profit and loss [Member] | Book value [Member]
Current
Derivative financial instruments (b)	[2]	34,064	48,574
Lease payable		18,581	30,545
Accounts payable for acquisition of Serra Grande Farm		28,846	37,796
Noncurrent
Derivative financial instruments (b)	[2]	5,272	1,965
Lease payable		230,570	168,450
Accounts payable for acquisition of Serra Grande Farm		12,402	7,295
Noncurrent
Total		870,674	1,041,117
Financial liabilities measured at fair value through profit and loss [Member] | Fair value [Member]
Current
Derivative financial instruments (b)	[2]	34,064	48,574
Lease payable		18,581	30,545
Accounts payable for acquisition of Serra Grande Farm		28,846	37,796
Noncurrent
Derivative financial instruments (b)	[2]	5,272	1,965
Lease payable		230,570	168,450
Accounts payable for acquisition of Serra Grande Farm		12,402	7,295
Noncurrent
Total		833,892	1,041,117
Financial liabilities measured at fair value through profit and loss [Member] | Significant observable data (Level 2) [Member]
Current
Derivative financial instruments (b)	[2]	9,009	3,206
Lease payable		18,581	30,545
Accounts payable for acquisition of Serra Grande Farm		2,402	16,506
Noncurrent
Derivative financial instruments (b)	[2]	3,270	1,651
Lease payable		230,570	168,450
Accounts payable for acquisition of Serra Grande Farm		1,811
Noncurrent
Total		769,800	966,850
Financial liabilities measured at fair value through profit and loss [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Current
Derivative financial instruments (b)	[2]	25,055	45,368
Accounts payable for acquisition of Serra Grande Farm		10,221	20,510
Noncurrent
Derivative financial instruments (b)	[2]		314
Accounts payable for acquisition of Serra Grande Farm		1,928
Noncurrent
Total		37,204	66,192
Financial liabilities measured at fair value through profit and loss [Member] | Significant non- observable data (Level 3) [Member]
Current
Derivative financial instruments (b)	[2]
Accounts payable for acquisition of Serra Grande Farm		16,223	780
Noncurrent
Derivative financial instruments (b)	[2]	2,002
Accounts payable for acquisition of Serra Grande Farm		8,663	7,295
Noncurrent
Total		26,888	8,075
Financial assets measured at amortized cost [Member] | Book value [Member]
Current
Trade accounts receivables, net		184,260	84,950
Transactions with related parties			488
Non-current
Transactions with related parties		1,839	2,680
Financial assets measured at amortized cost [Member] | Fair value [Member]
Current
Trade accounts receivables, net		184,260	84,950
Transactions with related parties			488
Non-current
Transactions with related parties		1,839	2,680
Financial assets measured at amortized cost [Member] | Significant observable data (Level 2) [Member]
Current
Trade accounts receivables, net		184,260	84,950
Transactions with related parties			488
Non-current
Transactions with related parties		1,839	2,680
Financial assets measured at fair value through profit and loss [Member] | Book value [Member]
Current
Cash equivalents		397,001	1,000,892
Marketable securities		94,870
Receivables from sale of farm, net		183,342	77,540
Derivative financial instruments (b)	[2]	61,013	32,657
Noncurrent
Marketable securities		19,580	10,455
Receivables from sale of farm, net		373,954	324,937
Derivative financial instruments (b)	[2]	2,744	3,881
Financial assets measured at fair value through profit and loss [Member] | Fair value [Member]
Current
Cash equivalents		397,001	1,000,892
Marketable securities		94,870
Receivables from sale of farm, net		183,342	77,540
Derivative financial instruments (b)	[2]	61,013	32,657
Noncurrent
Marketable securities		19,580	10,455
Receivables from sale of farm, net		373,954	324,937
Derivative financial instruments (b)	[2]	2,744	3,881
Financial assets measured at fair value through profit and loss [Member] | Significant observable data (Level 2) [Member]
Current
Derivative financial instruments (b)	[2]	11,889	15,610
Noncurrent
Derivative financial instruments (b)	[2]	2,054	3,845
Financial assets measured at fair value through profit and loss [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Current
Cash equivalents		397,001	1,000,892
Marketable securities		94,870
Derivative financial instruments (b)	[2]	49,124	17,047
Noncurrent
Marketable securities		19,580	10,455
Derivative financial instruments (b)	[2]	690	36
Financial assets measured at fair value through profit and loss [Member] | Significant non- observable data (Level 3) [Member]
Current
Receivables from sale of farm, net		183,342	77,540
Derivative financial instruments (b)	[2]
Noncurrent
Receivables from sale of farm, net		373,954	324,937
Derivative financial instruments (b)	[2]
Non-financial assets measured at fair value [Member] | Book value [Member]
Current
Biological assets		264,976	210,489
Noncurrent
Biological assets		57,906	34,585
Non-financial assets measured at fair value [Member] | Fair value [Member]
Current
Biological assets		264,976	210,489
Noncurrent
Biological assets		57,906	34,585
Non-financial assets measured at fair value [Member] | Significant observable data (Level 2) [Member]
Current
Biological assets		9,711	11,727
Noncurrent
Biological assets		57,906	34,585
Non-financial assets measured at fair value [Member] | Significant non- observable data (Level 3) [Member]
Current
Biological assets		255,265	198,762
Non-financial assets measured at cost [Member] | Book value [Member]
Noncurrent
Investment properties		946,778	952,109
Non-financial assets measured at cost [Member] | Fair value [Member]
Noncurrent
Investment properties		3,308,718	3,443,849
Non-financial assets measured at cost [Member] | Significant non- observable data (Level 3) [Member]
Noncurrent
Investment properties		R$ 3,308,718	R$ 3,443,849

[1]	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
[2]	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above